Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 8,704	₩ 26,253
Long-term derivative financial assets	155,991	124,707
Long-term derivative financial liabilities	(375,083)	(1,043)
Derivative financial liabilities	(375,160)	₩ (1,043)
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Others	65,136
Derivative financial liabilities	(42,061)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	99,559
Long-term derivative financial liabilities	333,099
Derivative financial liabilities	(42,061)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	32,059
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	32,059
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	30,247
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	30,247
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	2,830
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	2,830
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(77)
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(77)
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(453)
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(453)
Floating-to-fixed interest rate swap, Mar. 4, 2020 | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(40,565)
Floating-to-fixed interest rate swap, Mar. 4, 2020 | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(40,565)
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(606)
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(606)
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(360)
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial liabilities	(360)
Held for trading [member]
Disclosure of detailed information about hedged items [line items]
Others	₩ 65,136